Events after the reporting date (Details Narrative)	2 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended
	Feb. 28, 2024 USD ($)	Feb. 23, 2024	May 28, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 12, 2024 USD ($)	Aug. 16, 2024 USD ($)	Aug. 26, 2024 USD ($)	Mar. 13, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Vessel sale gross price				$ 0	$ 13,694,000
Proceeds from borrowings, classified as financing activities				25,800,000	0
Purchase price				$ 19,634,000	$ (0)
SK Shipholding S.A| GLBS MIGHT [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel Delivery Date		August 20, 2024
Information about sale and leaseback transactions		28 million sale and leaseback agreement with SK Shipholding S.A
Vessel Capacity		64,000
Proceeds from borrowings, classified as financing activities	$ 2,800,000						$ 25,200,000
m/v GLBS MIGHT [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel Delivery Date						August 20, 2024
Vessel Capacity						64,000
Purchase price						$ 18,000,000
Vessel cost						$ 35,300,000
Moon Globe Member [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built			2005-built
Vessel sale gross price			$ 11,500,000
Vessel Delivery Date			July 8, 2024
GLBS MIGHT [member] | Consultant affiliated with Chief Executive Officer [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of one-time cash bonus								$ 1,500,000	$ 3,000,000